Related party transactions (Detail Textuals 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense	$ 4,349	$ 6,681	$ 5,148
GVI clinical development solutions Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Accounts payable and accrued liabilities	56	134
GVI clinical development solutions Inc | Consulting agreement
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense	406	858	716
CanAm Bioresearch Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Accounts payable and accrued liabilities	0	40
CanAm Bioresearch Inc | Consulting agreement
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense	133	393	458
Dap Dhaduk II LLC
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Rental expenses which are recorded within loss from discontinued operations			263
Aktinos
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Purchases of inventory, which were included in assets			1,599
4C Pharma Solutions LLC.
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Services provided which are recorded within loss from discontinued operations			6
Genesys Venture Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Rental expenses which are recorded within loss from discontinued operations	295	228	$ 212
Accounts payable and accrued liabilities	$ 95	$ 17